UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	        Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	        Suite 500
	        Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	   Suzanne E. Werber
Title:	   Associate
Phone:	   617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	May 12, 2003


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$143,966



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Amgen                          COM              031162100    16028   278500 SH       SOLE                            278500
Best Buy                       COM              086516101    12946   480000 SH       SOLE                            480000
Boston Scientific              COM              101137107    17547   430500 SH       SOLE                            430500
Cardinal Health                COM              14149Y108    16207   284486 SH       SOLE                            284486
First Data                     COM              319963104    21614   584000 SH       SOLE                            584000
Kohl's Corp                    COM              500255104     8374   148000 SH       SOLE                            148000
Nokia Corp                     COM              654902204     8469   604500 SH       SOLE                            604500
SAP                            COM              803054204     9347   493000 SH       SOLE                            493000
Texas Instruments              COM              882508104    11712   715471 SH       SOLE                            715471
Wal-Mart Stores                COM              931142103    21723   417500 SH       SOLE                            417500